Right-of-use assets (Details) - Schedule of change in the long-Term lease liability - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Shedule of change in the long-Term lease liability [Abstract]
Balance, beginning	$ 249,509	$ 8,867
Additions	34,898	273,001
Accretion	15,234	7,471
Lease payments made	(107,446)	(37,588)
Currency translation adjustment	(11,767)	(2,242)
Balance, ending	180,428	249,509
Balance (Long Term), December 31, 2022	96,166
Less: current lease liability	(84,262)
Leased copier [Member]
Shedule of change in the long-Term lease liability [Abstract]
Balance, beginning	3,416	8,867
Additions
Accretion	77
Lease payments made	(3,493)	(5,451)
Currency translation adjustment
Balance, ending		3,416
Balance (Long Term), December 31, 2022
Less: current lease liability
Leased offices [Member]
Shedule of change in the long-Term lease liability [Abstract]
Balance, beginning	246,093
Additions	34,898	273,001
Accretion	15,157	7,471
Lease payments made	(103,953)	(32,137)
Currency translation adjustment	(11,767)	(2,242)
Balance, ending	180,428	$ 246,093
Balance (Long Term), December 31, 2022	96,166
Less: current lease liability	$ (84,262)